INVESTMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	$ 11,377
Impairment	(300)
Financial assets, at end of period	2,849	$ 11,377
Financial assets at fair value through profit or loss
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	306
Financial assets, at end of period	0	306
Financial assets at fair value through profit or loss | Equity holdings
INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS
Financial assets, at beginning of period	300	400
Fair value through profit or loss	(300)
Impairment	(300)
Disposals		(100)
Financial assets, at end of period	$ 0	$ 300